Intangible Assets, net - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Less: accumulated depreciation and amortization	¥ (5,646)	¥ (2,302)
Intangible Assets, net	13,840	9,426
Software and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	18,809	11,051
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	¥ 677	¥ 677